STATEMENT OF CHANGES IN STOCKHOLDERS' DEFECIT - USD ($)		5 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Stockholders' Deficit
Beginning balance			$ (500,860,000)	$ (258,670,000)
Net loss			(294,387,000)	(250,316,000)
Ending balance		$ (500,860,000)	(764,406,000)	(500,860,000)
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Deficit
Beginning balance			13,898,000	5,032,000
Ending balance		13,898,000	43,106,000	13,898,000
Accumulated Deficit
Increase (Decrease) in Stockholders' Deficit
Beginning balance			(520,425,000)	(270,109,000)
Net loss			(294,387,000)	(250,316,000)
Ending balance		(520,425,000)	(814,812,000)	(520,425,000)
Gores Metropoulos II, Inc.
Increase (Decrease) in Stockholders' Deficit
Beginning balance		0	(14,918)
Sale of Class F common stock, par value $0.0001 per share, to Sponsor on July 23, 2020	[1]	25,000
Net loss		(39,918)	(10,578,905)
Forfeited Class F common stock by Sponsor			0
Excess of fair value paid by founders for warrants			1,045,000
Subsequent measurement of Class A common stock subject to redemption against additional paid-in capital			(1,068,875)
Subsequent measurement of Class A common stock subject to redemption against accumulated deficit			(39,666,004)
Ending balance		$ (14,918)	$ (50,283,702)	$ (14,918)
Gores Metropoulos II, Inc. | Common Stock | Class F Common Stock
Increase (Decrease) in Stockholders' Deficit
Beginning balance (in shares)		0	11,500,000
Beginning balance		$ 0	$ 1,150
Sale of Class F common stock, par value $0.0001 per share, to Sponsor on July 23, 2020 (in shares)	[1]	11,500,000
Sale of Class F common stock, par value $0.0001 per share, to Sponsor on July 23, 2020	[1]	$ 1,150
Forfeited Class F common stock by Sponsor (in shares)			(250,000)
Forfeited Class F common stock by Sponsor			$ (25)
Ending balance (in shares)		11,500,000	11,250,000	11,500,000
Ending balance		$ 1,150	$ 1,125	$ 1,150
Gores Metropoulos II, Inc. | Additional Paid-in Capital
Increase (Decrease) in Stockholders' Deficit
Beginning balance		0	23,850
Sale of Class F common stock, par value $0.0001 per share, to Sponsor on July 23, 2020	[1]	23,850
Forfeited Class F common stock by Sponsor			25
Excess of fair value paid by founders for warrants			1,045,000
Subsequent measurement of Class A common stock subject to redemption against additional paid-in capital			(1,068,875)
Ending balance		23,850	0	23,850
Gores Metropoulos II, Inc. | Accumulated Deficit
Increase (Decrease) in Stockholders' Deficit
Beginning balance		0	(39,918)
Net loss		(39,918)	(10,578,905)
Subsequent measurement of Class A common stock subject to redemption against accumulated deficit			(39,666,004)
Ending balance		$ (39,918)	$ (50,284,827)	$ (39,918)

[1]	This number includes up to 1,500,000 shares of Class F common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.